Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 12: Other Liabilities

A summary of “Other liabilities” as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Advances on buy-back agreements	$3,102	$2,429
Warranty and campaign programs	1,081	940
Marketing and sales incentive programs	1,335	1,182
Tax payables	765	714
Accrued expenses and deferred income	632	634
Accrued employee benefits	752	633
Legal reserves and other provisions	384	355
Contract reserve	588	407
Restructuring reserve	60	30
Other	701	681
Total	$9,400	$8,005

Warranty and Campaign Program

As described in “Note 2: Summary of Significant Accounting Policies,” CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in millions)
Balance, beginning of year	$940	$908
Current year additions	782	806
Claims paid	(670)	(706)
Currency translation adjustment and other	29	(68)
Balance, end of year	$1,081	$940

Advance on Buy-back Agreements

As described in “Note 2: Summary of Significant Accounting Policies,” the initial sale price received for new vehicle sales with a buy-back commitment by Commercial Vehicles is recognized as advances on buy-back agreements. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease. The balance of advances on buy-back agreements at December 31, 2017 and 2016 represented a sum of the deferred rental revenue and the guaranteed buy-back price.

Restructuring Provision

The Company incurred restructuring costs of $93 million, $44 million and $84 million for the years ended December 31, 2017, 2016, and 2015, respectively. These costs were as follows:

•

In 2017, Commercial Vehicles recorded $69 million mainly due to additional capacity realignment in the firefighting business and actions to reduce selling, general and administrative expenses as part of CNH Industrial’s Efficiency Program launched in 2014. Agricultural Equipment recorded $14 million, mainly as a result of footprint rationalization actions included in the Efficiency Program of the Company.

•

In 2016, Commercial Vehicles recorded $34 million mainly due to actions to reduce selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Agricultural Equipment recorded $9 million, mainly as a result of footprint rationalization actions included in the Efficiency Program of the Company.

•

In 2015, Commercial Vehicles recorded $44 million mainly due to actions to reduce SG&A and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Construction Equipment and Agricultural Equipment recorded $19 million and $18 million, respectively, mainly as a result of footprint rationalization actions included in the efficiency program of the Company launched in 2014.

The following table sets forth restructuring activity for the years ended December 31, 2017, 2016 and 2015:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2015	$86	$6	$3	$95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$—	$30
Restructuring charges	76	17	—	93
Reserves utilized: cash	(53)	(1)	—	(54)
Reserves utilized: non-cash	(2)	(13)	—	(15)
Currency translation adjustments	4	2	—	6
Balance at December 31, 2017	$48	$12	$—	$60